Average Annual Total Returns - Class P Shares - Goldman Sachs Strategic Factor Allocation Fund	Class P Shares 1 Year	Class P Shares Since Inception	Class P Shares Inception Date	Class P Shares Return After Taxes on Distributions 1 Year	Class P Shares Return After Taxes on Distributions Since Inception	Class P Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class P Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Strategic Factor Allocation Composite Index (reflects no deduction for fees or expenses) 1 Year	Strategic Factor Allocation Composite Index (reflects no deduction for fees or expenses) Since Inception	S&P 500® Index (reflects no deduction for fees or expenses) 1 Year	S&P 500® Index (reflects no deduction for fees or expenses) Since Inception	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) Since Inception
Total	11.96%	8.66%	Apr. 17, 2018	9.52%	6.53%	8.01%	6.03%	13.62%	11.22%	18.34%	15.04%	7.49%	6.54%